Summary of pertinent data relating to computation of basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Net loss	$ (1,422)	$ (860)	$ (2,823)	$ (1,145)
Basic weighted-average number of shares outstanding	2,220,303	1,846,775	2,033,539	1,846,759
Diluted weighted-average number of shares outstanding	2,220,303	1,846,775	2,033,539	1,846,759
Basic loss per share	$ (0.64)	$ (0.47)	$ (1.39)	$ (0.62)
Diluted loss per share	$ (0.64)	$ (0.47)	$ (1.39)	$ (0.62)
Employee stock option1 deferred stock units [member]
Items excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:
Warrants	130,108	84,323	130,108	84,323
Warrants [member]
Items excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:
Warrants	747,948		747,948